Reserves (Tables)	6 Months Ended
Dec. 31, 2023
Disclosure of reserves within equity [abstract]
Summary of tabular form of other reserves

	Consolidated
	December 2023	June 2023
	$	$
Foreign currency reserve	(845,477)	(741,790)
Share-based payments reserve	4,859,131	4,422,666

	4,013,654	3,680,876